Trade receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivable
Schedule of aging analysis of trade receivable

	As of December 31,
	2023	2024
Within 3 months	133,285	75,719
Between 3 months and 6 months	1,437	50,223
Between 6 months and 1 year	647	904
More than 1 year	8,154	8,266
Total	143,523	135,112